Events after the Reporting Period - Additional Information (Detail) - € / shares	1 Months Ended	3 Months Ended
	Jan. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Par value per share			€ 3.05	€ 2.58	€ 5.32
Issued capital shares			50,352		45,769
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options converted into shares		454,865
Number of warrants converted into shares	387
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants converted to ordinary shares	387	454,865
Par value per share	€ 0.12	€ 0.12
Issued capital shares	46.44	55,000